Performance Management	Jun. 23, 2025
Small-Cap Growth Portfolio | Small-Cap Growth Portfolio
Prospectus [Line Items]
Performance Narrative [Text Block]

In the Performance subsection, the first sentence of the last paragraph will be deleted and replaced with the following:

Goldman Sachs Asset Management, L.P. began managing the Fund on November 1, 2025.